SEGMENT INFORMATION - SEGMENT ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of segment assets and liabilities [line items]
Total segment assets	¥ 36,780,453	¥ 36,893,133	$ 5,636,850
Total segment assets include:
Investment in associates	196,848	174,686	30,168	¥ 181,725	¥ 174,548
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,749,427	1,760,491
Total segment liabilities	8,624,284	7,753,852	$ 1,321,727
Eliminations [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	(236,582)	(284,030)
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	0	0
Total segment liabilities	(217,364)	(189,817)
The Railway Transportation Business [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	36,573,556	36,691,272
Total segment assets include:
Investment in associates	196,848	174,686		¥ 181,725
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,748,748	1,757,394
Total segment liabilities	8,184,773	7,348,182
All other segments [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	443,479	485,891
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	679	3,097
Total segment liabilities	¥ 656,875	¥ 595,487

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.